Financial instruments (Details 9) - Level 3 of fair value hierarchy [member] - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Forward contract [member]
Liabilities
Derivative financial liabilities		₨ 326
Interest rate swap contract [member]
Liabilities
Derivative financial liabilities	₨ 8,079	₨ 102